THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Mid Cap Equity Fund

(the “Fund”)

Supplement dated September 6, 2024

to the Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Jonathan Piskorowski, CFA, now serves as a portfolio manager of the Fund. Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows.

1.	The following is hereby added to the “Portfolio Managers” section of the Summary Prospectus and the corresponding section of the Prospectus:

Jonathan Piskorowski, CFA, Portfolio Manager, has managed the Fund since 2024.

2.	The following is hereby added to the “Portfolio Managers” section of the Prospectus:

Jonathan Piskorowski, CFA, Portfolio Manager, is a co-manager of the CIBC Atlas Mid Cap Equity Fund. Prior to joining the Adviser, Mr. Piskorowski worked for Newton Investments, a subsidiary of BNY Mellon. During his tenure there, he was a co-manager of the BNY Mellon Technology Growth Fund, as well as a research analyst covering technology and financial services for the firm’s small- and mid-cap investment strategies. Previously he served as a member of the venture capital team at Commonfund Capital and started his career as an investment banking analyst for the healthcare group at UBS. Mr. Piskorowski has been in the financial services industry for more than 20 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ATF-SK-012-0100

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas Mid Cap Equity Fund

(the “Fund”)

Supplement dated September 6, 2024

to the Fund’s Statement of Additional Information (“SAI”)

dated March 1, 2024

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Jonathan Piskorowski, CFA, now serves as a portfolio manager of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows.

1.	The following is hereby added to the “Fund Shares Owned by the Portfolio Managers” table in “The Portfolio Managers” section of the SAI:

Name	Dollar Range of Fund Shares Owned[1]
Jonathan Piskorowski*	None

*	Valuation date is July 31, 2024.

2.	The following is hereby added to the “Other Accounts” table in “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Millions)
Jonathan Piskorowski*	1	$855.3	0	0	1,082	$1,954.7

*	Valuation date is July 31, 2024.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ATF-SK-013-0100